Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net revenues	$ 316	$ 237
Costs and operating expenses:
Cost of goods sold	789	498
Research and development	8,956	4,975
Sales and marketing	1,666	885
General and administrative	7,276	2,585
Total costs and operating expenses	18,687	8,943
Operating loss	(18,371)	(8,706)
Other income (expense):
Loss from changes in fair value of convertible notes payable (related party)	(13,332)	(7,090)
Change in fair value of Forward purchase agreement put option liability	(69)
Change in fair value of Forward purchase agreement warrant liability	842
Change in fair value of warrant liability	942
Other income (expense)	80	(127)
Total other income (expense), net	(11,537)	(7,217)
Net loss	(29,908)	(15,923)
Net loss attributable to common stockholders, basic	(29,908)	(15,923)
Net loss attributable to common stockholders, diluted	$ (29,908)	$ (15,923)
Net loss per share attributable to common stockholders, basic (in Dollars per share)	$ (2.38)	$ (1.57)
Net loss per share attributable to common stockholders, diluted (in Dollars per share)	$ (2.38)	$ (1.57)
Weighted-average common stock outstanding, basic (in Shares)	12,552,925	10,123,169
Weighted-average common stock outstanding, diluted (in Shares)	12,552,925	10,123,169
Other comprehensive loss:
Foreign currency translation adjustment	$ (3)	$ (7)
Other comprehensive loss	(3)	(7)
Comprehensive loss	$ (29,911)	$ (15,930)